Loss Per Share - Summary of Earnings Per Share (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Basic and diluted loss per share	$ (0.29)	$ (0.28)	$ (0.32)